Derivative financial instruments - Cash flow hedge - Narrative (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)
Derivative financial instruments
Net gain/(loss) on cash flow hedge | $	[1]	$ (31)	$ 35	[2]	$ 4	[2]
Cash flow hedge
Derivative financial instruments
Hedge ratio		1
Gain (loss) due to ineffectiveness | $		$ 0	2
Net gain/(loss) on cash flow hedge | $		(31)	35		4
Gain (loss) in hedge reserves related to continuing hedges | $		12	44		8
Gain (loss) in hedge reserves related to discontinued hedges | $		$ 0	$ 0		$ 0
Cash flow hedge | €500m bond due May 2026
Derivative financial instruments
Amount of hedged item							€ 500		€ 500
Principal amount							500
Cash flow hedge | €850m bond due June 2027
Derivative financial instruments
Amount of hedged item							421		421
Principal amount							850
Cash flow hedge | €600m bond due October 2028
Derivative financial instruments
Amount of hedged item							600		600
Principal amount							600
Cash flow hedge | €600m bond due June 2030
Derivative financial instruments
Amount of hedged item							600		€ 0
Principal amount							€ 600
Cash flow hedge | £400m bond due June 2032
Derivative financial instruments
Amount of hedged item | £								£ 400		£ 0
Principal amount | £								£ 400

[1]	$31m net loss (2024: $35m net gain; 2023: $4m net gain) on cash flow hedge includes a $64m gain (2024: $65m loss; 2023: $36m loss) from the effective portion of changes in fair value, and a $95m loss (2024: $100m gain; 2023: $40m gain) reclassification to the income statement due to changes in foreign exchange rates.
[2]	Refer to foreign currency translation in material accounting policies section.